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February 2, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re:   Causeway Capital Management Trust
                        Causeway International Value Fund
                        File Nos. 333-67552; 811-10467
                        Post-Effective Amendment No. 5
                        Filing Pursuant to 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), I hereby certify on behalf of the Causeway International Value Fund that the Prospectus and Statement of Additional Information dated January 28, 2005 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 5 filed electronically on January 28, 2005.

Please do not hesitate to contact me at 610-676-2269 should you have any questions.

Sincerely,

SEC VP/Asst. Sect.

James Ndiaye